Other Borrowings	12 Months Ended
Dec. 31, 2025
Other Borrowings [Abstract]
OTHER BORROWINGS
12.	OTHER BORROWINGS

As of December 31, 2024 and 2025, other borrowings consisted of the following:

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Unsecured loan facilities from three former shareholders	—	12,470,000
Less: current portion	—	(12,470,000)
Non-current portion	—	—

On December 18, 2025, the Company entered into three separate loan facility agreements with three former shareholders of the Company. Each facility represents a separate contractual arrangement and contains substantially identical terms and conditions. The aggregate maximum borrowing capacity under these facilities is US$12,470,000. Proceeds from the facilities are intended to be used for general working capital purposes and potential future investments. The borrowings are unsecured, bear interest at a rate of 10% per annum, and have a contractual maturity of three years. Notwithstanding the stated maturity, each facility is subject to the lender’s right to demand immediate repayment at any time. As of December 31, 2025, total outstanding borrowings under these facilities were US$12,470,000.

As of April 17, 2026, the total outstanding balance due to these three lenders was US$12,895,824, consisting of US$12,470,000 in principal and US$425,824 in accrued interest.

On April 17, 2026, the Company entered into a Deed of Assignment and Set-Off with these three lenders and a third-party borrower (the "Borrower") under a separate loan facility provided by the Company (as described in Note 5 - Prepayment and Other Receivables). Pursuant to this deed, the Company assigned the US$12,000,000 outstanding principal receivable due from the Borrower to these three lenders in equal portions of US$4,000,000 each. In consideration for this assignment, the Company’s outstanding principal borrowings due to these three lenders were reduced by an aggregate of US$12,000,000 (US$4,000,000 per lender). Following this set-off, the total remaining balance due to these three lenders was US$895,824, consisting of US$470,000 in remaining principal and US$425,824 in accrued interest.